C16 Equity and other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Capital Stock

Capital stock at December 31, 2017, consisted of the following:

Capital stock

Parent Company	Number of shares	Capital stock (SEK million)
Class A shares	261,755,983	1,309
Class B shares	3,072,395,752	15,363

Total	3,334,151,735	16,672

Summary of Reconciliation of Number of Shares	Reconciliation of number of shares

	Number of shares	Capital stock (SEK million)
Number of shares Jan 1, 2017	3,331,151,735	16,657
Number of shares Dec 31, 2017	3,334,151,735	16,672